Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2022
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2022	Financial assets

	Cash and deposits with banks	$62,193	$1,668	$–	$–	$63,861	$63,861	$–
	Securities	52,484	67,296	–	56,099	175,879	173,663	(2,216)
	Cash collateral on securities borrowed	15,326	–	–	–	15,326	15,326	–
	Securities purchased under resale agreements	53,626	15,587	–	–	69,213	69,213	–
	Loans
	Residential mortgages	269,409	4	–	–	269,413	262,865	(6,548)
	Personal	44,527	–	–	–	44,527	44,394	(133)
	Credit card	15,695	–	–	–	15,695	15,775	80
	Business and governmen t	186,485	758	205	–	187,448	186,967	(481)
	Derivative instruments	–	43,035	–	–	43,035	43,035	–
	Customers’ liability under acceptances	11,574	–	–	–	11,574	11,574	–
	Other assets	26,387	–	–	–	26,387	26,387	–
	Financial liabilities
	Deposits
	Personal	$220,244	$–	$11,851	$–	$232,095	$231,532	$(563)
	Business and government	383,502	–	13,686	–	397,188	397,145	(43)
	Bank	22,523	–	–	–	22,523	22,523	–
	Secured borrowings	44,110	–	1,656	–	45,766	45,507	(259)
	Derivative instruments	–	52,340	–	–	52,340	52,340	–
	Acceptances	11,586	–	–	–	11,586	11,586	–
	Obligations related to securities sold short	–	15,284	–	–	15,284	15,284	–
	Cash collateral on securities lent	4,853	–	–	–	4,853	4,853	–
	Obligations related to securities sold under repurchase agreements	73,084	–	4,087	–	77,171	77,171	–
	Other liabilities	19,830	102	22	–	19,954	19,954	–
	Subordinated indebtedness	6,292	–	–	–	6,292	6,329	37
2021	Financial assets
	Cash and deposits with banks	$56,701	$296	$–	$–	$56,997	$56,997	$–
	Securities	35,159	72,192	53	53,997	161,401	161,712	311
	Cash collateral on securities borrowed	12,368	–	–	–	12,368	12,368	–
	Securities purchased under resale agreements	60,482	7,090	–	–	67,572	67,572	–
	Loans
	Residential mortgages	251,230	16	–	–	251,246	249,786	(1,460)
	Personal	41,129	–	–	–	41,129	41,114	(15)
	Credit card	10,509	–	–	–	10,509	10,509	–
	Business and government (1)	123,054	25,651	332	–	149,037	148,960	(77)
	Derivative instruments	–	35,912	–	–	35,912	35,912	–
	Customers’ liability under acceptances	10,958	–	–	–	10,958	10,958	–
	Other assets	21,054	–	–	–	21,054	21,054	–
	Financial liabilities
	Deposits
	Personal	$205,461	$–	$8,471	$–	$213,932	$213,949	$17
	Business and government	334,632	–	9,756	–	344,388	345,533	1,145
	Bank	20,246	–	–	–	20,246	20,246	–
	Secured borrowings	41,539	–	1,053	–	42,592	42,838	246
	Derivative instruments	–	32,101	–	–	32,101	32,101	–
	Acceptances	10,961	–	–	–	10,961	10,961	–
	Obligations related to securities sold short	–	22,790	–	–	22,790	22,790	–
	Cash collateral on securities len t	2,463	–	–	–	2,463	2,463	–
	Obligations related to securities sold under repurchase agreements	67,905	–	3,975	–	71,880	71,880	–
	Other liabilities	16,854	113	51	–	17,018	17,018	–
	Subordinated indebtedness	5,539	–	–	–	5,539	5,820	281

(1)	Includes $24.8 billion of FVTPL loans that matured in 2022.

Changes in Fair Value of Financial Assets and Liabilities in Level 3
The
following
table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2022
Debt s ecurities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–	$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	55	–	–	–	–	–	205	(53)	207
Loans mandatorily measured at FVTPL
Business and government	1,038	–	(15)	59	–	–	58	(453)	687
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI (5)	396	11	53	(21)	–	–	102	(82)	459
Derivative instruments
Interest rate	35	–	(46)	–	27	–	1	1	18
Credit	49	(8)	4	–	–	–	–	–	45
Equity	13	1	(2)	–	12	(21)	3	(2)	4
Total assets	$1,588	$4	$(6)	$38	$39	$(21)	$369	$(589)	$1,422
Deposits and other liabilities (6)	$(742)	$(68)	$58	$–	$–	$3	$(131)	$471	$(409)
Derivative instruments
Interest rate	(136)	–	(1,288)	–	–	11	(95)	(25)	(1,533)
Credit	(54)	8	(4)	–	–	–	–	–	(50)
Equity	(77)	4	(15)	–	(1)	75	(5)	16	(3)
Total liabilities	$(1,009)	$(56)	$(1,249)	$–	$(1)	$89	$(231)	$462	$(1,995)
2021
Debt s ecurities mandatorily measured and designated at FVTPL
Corporate debt	$25	$–	$13	$–	$–	$–	$2	$(38)	$2
Mortgage- and asset-backed	135	–	–	–	–	–	44	(124)	55
Loans mandatorily measured at FVTPL
Business and government	626	–	(3)	(51)	–	–	556	(90)	1,038
Corporate equity mandatorily measured at
FVTPL and designated at FVOCI (5)	256	–	(5)	80	–	–	160	(95)	396
Derivative instruments
Interest rat e	48	–	1	–	–	(2)	3	(15)	35
Credit	98	(22)	(27)	–	–	–	–	–	49
Equity	212	(3)	2	–	–	(32)	10	(176)	13
Total assets	$1,400	$(25)	$(19)	$29	$–	$(34)	$775	$(538)	$1,588
Deposits and other liabilities (6)	$4	$(340)	$(541)	$–	$(15)	$(14)	$(93)	$257	$(742)
Derivative instruments
Interest rat e	(28)	–	(28)	–	(26)	(6)	(31)	(17)	(136)
Credit	(107)	22	34	–	–	–	–	(3)	(54)
Equity	(163)	(41)	(6)	–	–	58	(69)	144	(77)
Total liabilities	$(294)	$(359)	$(541)	$–	$(41)	$38	$(193)	$381	$(1,009)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)	Certain prior year information has been reclassified to conform to the current year presentation.
(6)
Includes deposits designated at FVTPL of $70

million (2021: $90 million), net bifurcated embedded derivative liabilities of $317 million (2021: net bifurcated embedded derivative liabilities of $601 million) and other liabilities designated at FVTPL of $22 million (2021: $51 million).

Summary of derivative financial instruments
Fair value of derivative instruments

$ millions, as at October 31				2022			2021
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives

Over-the-counter	– Forward rate agreements	$–	$1	$(1)	$127	$79	$48
	– Swap contracts	6,688	12,762	(6,074)	8,365	7,928	437
	– Purchased options	491	–	491	101	–	101
	– Written options	–	354	(354)	–	177	(177)
		7,179	13,117	(5,938)	8,593	8,184	409
Exchange-traded	– Futures contracts	3	1	2	–	–	–
	– Purchased options	3	–	3	3	–	3
		6	1	5	3	–	3
Total interest rate derivatives		7,185	13,118	(5,933)	8,596	8,184	412
Foreign exchange derivatives
Over-the-counter	– Forward contracts	10,650	11,798	(1,148)	5,373	5,555	(182)
	– Swap contracts	8,252	10,198	(1,946)	5,214	3,600	1,614
	– Purchased options	561	–	561	293	–	293
	– Written options	–	481	(481)	–	203	(203)
Total foreign exchange derivatives		19,463	22,477	(3,014)	10,880	9,358	1,522
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	53	12	41	50	58	(8)
	– Credit default swap contracts – protection sold	6	51	(45)	3	45	(42)
Total credit derivatives		59	63	(4)	53	103	(50)
Equity derivatives
Over-the-counter		2,338	3,110	(772)	1,842	5,356	(3,514)
Exchange-traded		2,775	3,220	(445)	4,650	3,422	1,228
Total equity derivatives		5,113	6,330	(1,217)	6,492	8,778	(2,286)
Precious metal and other commodity derivatives (1)
Over-the-counter		8,163	2,989	5,174	8,283	2,495	5,788
Exchange-traded		118	1,301	(1,183)	343	1,122	(779)
Total precious metal and other commodity derivatives		8,281	4,290	3,991	8,626	3,617	5,009
Total held for trading		40,101	46,278	(6,177)	34,647	30,040	4,607
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	696	62	634	148	37	111
	– Swap contracts	391	1,194	(803)	236	341	(105)
	– Purchased options	1	–	1	6	–	6
	– Written options	–	10	(10)	–	–	–
Total interest rate derivatives		1,088	1,266	(178)	390	378	12
Foreign exchange derivatives
Over-the-counter	– Forward contracts	29	129	(100)	22	40	(18)
	– Swap contracts	1,805	4,623	(2,818)	805	1,641	(836)
Total foreign exchange derivatives		1,834	4,752	(2,918)	827	1,681	(854)
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	–	–	–	1	(1)
Total credit derivatives		–	–	–	–	1	(1)
Equity derivatives
Over-the-counter		12	44	(32)	48	1	47
Total equity derivatives		12	44	(32)	48	1	47
Total held for ALM		2,934	6,062	(3,128)	1,265	2,061	(796)
Total fair value		43,035	52,340	(9,305)	35,912	32,101	3,811
Less: effect of netting		(25,999)	(25,999)	–	(16,585)	(16,585)	–
		$17,036	$26,341	$(9,305)	$19,327	$15,516	$3,811

(1)	Certain prior year information has been revised to conform to current year presentation.

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant

non-observable
inputs
V
aluation techniques using one or more

non-observable

inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable

inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2022	Valuation techniques	Key non-observable inputs	Low	High
Securities mandatorily measured and designated at FVTPL

Corporate debt (1)	$2	Discounted cash flow	Discount rate	6.9%	6.9%
Mortgage- and asset-backed	207	Discounted cash flow	Credit spread	5.4%	5.9%
Market proxy or direct broker quote	Market proxy or direct broker quote	0.5	0.5
Corporate equity mandatorily measured at FVTPL and designated at FVOCI
Limited partnerships and private companies (1)	459	Adjusted net asset value	(2)	Net asset value	(3)	n/a	n/a
Valuation multiple	Earnings multiple	7.9	x	9.8	x
Proxy share price	Proxy share price	n/a	n/a
Loans mandatorily measured at FVTPL Business and government	687	Discounted cash flow	Credit spread	0.6%	2.1%
Derivative instruments
Interest rate	18	Proprietary model	(4)	n/a	n/a	n/a
Option model	Market volatility	48.8%	162.8%
Probability assumption	100.0%	100.0%
Credit	45	Market proxy or direct broker quote	Market proxy or direct broker quote	–%	40.0%
Equity	4	Option model	Market correlation	46.8%	98.2%
Total assets	$1,422
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(387)	Option model	Market volatility	17.3%	30.9%
Market correlation	(100.0)%	100.0%
Other liabilities designated at FVTPL	(22)	Option model	Funding ratio	40.2%	40.2%
Derivative instruments
Interest rate	(1,533)	Proprietary model	(4)	n/a	n/a	n/a
Option model	Market volatility	48.8%	162.8%
Probability assumption	100.0%	100.0%
Credit	(50)	Market proxy or direct broker quote	Market proxy or direct broker quote	–%	40.0%
Equity	(3)	Option model	Market correlation	35.4%	98.2%
Total liabilities	$(1,995)

(1)	Certain prior year information has been reclassified to conform to the current year presentation.
(2)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(3)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
(4)	Using valuation techniques that we consider to be non-observable.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the fair values by level within the fair value hierarchy for those financial instruments in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2022	Total 2021
$ millions, as at October 31	2022	2021	2022	2021	2022	2021
Financial assets
Amortized cost securities	$–	$–	$49,576	$34,878	$692	$592	$50,268	$35,470
Loans
Residential mortgages	–	–	–	–	262,861	249,770	262,861	249,770
Personal	–	–	–	–	44,394	41,114	44,394	41,114
Credit card	–	–	–	–	15,775	10,509	15,775	10,509
Business and government	–	–	–	–	186,004	122,977	186,004	122,977
Financial liabilities
Deposits
Personal	$–	$–	$62,636	$42,015	$1,899	$1,107	$64,535	$43,122
Business and government	–	–	179,182	146,442	1,766	2,222	180,948	148,664
Bank	–	–	10,724	9,751	–	–	10,724	9,751
Secured borrowings	–	–	40,913	40,050	2,938	1,735	43,851	41,785
Subordinated indebtednes s	–	–	6,329	5,820	–	–	6,329	5,820

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2022	Total 2021
$ millions, as at October 31	2022	2021	2022	2021	2022	2021

Financial assets
Deposits with banks	$–	$–	$1,668	$296	$–	$–	$1,668	$296
Debt s ecurities mandatorily measured and designated at FVTPL
Government issued or guaranteed	2,611	3,015	25,539 (1)	24,737 (1)	–	–	28,150	27,752
Corporate debt	–	–	3,609	3,997	2	2	3,611	3,999
Mortgage- and asset-backed	–	–	3,656 (2)	2,235 (2)	207	55	3,863	2,290
	2,611	3,015	32,804	30,969	209	57	35,624	34,041
Loans mandatorily measured at FVTPL
Business and government	–	–	276	24,945	687 (3)	1,038 (3)	963	25,983
Residential mortgages	–	–	4	16	–	–	4	16
	–	–	280	24,961	687	1,038	967	25,999
Debt securities measured at FVOCI
Government issued or guaranteed	4,888	5,309	42,200	38,122	–	–	47,088	43,431
Corporate debt	–	–	6,967	7,833	–	–	6,967	7,833
Mortgage- and asset-backed	–	–	1,522	1,897	–	–	1,522	1,897
	4,888	5,309	50,689	47,852	–	–	55,577	53,161
Corporate equity mandatorily measured at FVTPL and designated at FVOCI (4)	30,962	38,106	773	538	459	396	32,194	39,040
Securities purchased under resale agreements measured at FVTPL	–	–	15,587	7,090	–	–	15,587	7,090
Derivative instruments
Interest rate	6	3	8,249	8,948	18	35	8,273	8,986
Foreign exchange	–	–	21,297	11,707	–	–	21,297	11,707
Credit	–	–	14	4	45	49	59	53
Equity	2,776	4,650	2,345	1,877	4	13	5,125	6,540
Precious metal and other commodity (4)	94	343	8,187	8,283	–	–	8,281	8,626
	2,876	4,996	40,092	30,819	67	97	43,035	35,912
Total financial assets	$41,337	$51,426	$141,893	$142,525	$1,422	$1,588	$184,652	$195,539
Financial liabilities
Deposits and other liabilities (5)	$–	$–	$(26,908)	$(18,702)	$(409)	$(742)	$(27,317)	$(19,444)
Obligations related to securities sold short	(5,499)	(11,226)	(9,785)	(11,564)	–	–	(15,284)	(22,790)
Obligations related to securities sold under repurchase agreements	–	–	(4,087)	(3,975)	–	–	(4,087)	(3,975)
Derivative instruments
Interest rate	(1)	–	(12,850)	(8,426)	(1,533)	(136)	(14,384)	(8,562)
Foreign exchange	–	–	(27,229)	(11,039)	–	–	(27,229)	(11,039)
Credit	–	–	(13)	(50)	(50)	(54)	(63)	(104)
Equity	(3,220)	(3,422)	(3,151)	(5,280)	(3)	(77)	(6,374)	(8,779)
Precious metal and other commodity (4)	(365)	(1,122)	(3,925)	(2,495)	–	–	(4,290)	(3,617)
	(3,586)	(4,544)	(47,168)	(27,290)	(1,586)	(267)	(52,340)	(32,101)
Total financial liabilities	$(9,085)	$(15,770)	$(87,948)	$(61,531)	$(1,995)	$(1,009)	$(99,028)	$(78,310)

(1)	Includes nil related to securities designated at FVTPL (2021: $49 million).
(2)	Includes nil related to ABS designated at FVTPL (2021: $4 million).
(3)	Includes $205 million related to loans designated at FVTPL (2021: $332 million).
(4)	Certain prior year information has been reclassified to conform to the current year presentation.
(5)
Comprises deposits designated at FVTPL of $26,802 million (2021: $18,530 million), net bifurcated embedded derivative liabilities of $391 million (2021: net bifurcated embedded derivative liabilities of $750 million), other liabilities designated at FVTPL of $22 million (2021: $51 million), and other financial liabilities measured at fair value of $102 million (2021: $113 million).